Structured entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	¥ 22,506,844	¥ 21,266,159
Fair value of assets transferred to structured entities at the end of current year	167,071	170,695
Fair value of associated financial liabilities	166,321	169,931
Consolidated structured entities [member]
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	3,653,520	2,486,836
Securitization Transaction For Some Housing Loans [Member] | Long-term borrowings [member]
Disclosure Of Structured Entities [Line Items]
Liabilities occurred from the securitization transactions	166,024	169,500
Securitization Transaction For Some Housing Loans [Member] | SONY Investments And Advances In The Financial Services Segment [Member]
Disclosure Of Structured Entities [Line Items]
Assets that entity continues to recognise	¥ 164,799	¥ 168,173